Restricted cash (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash Held In Escrow [Member]
Restricted Cash and Cash Equivalents, Current	$ 1,000	$ 1,000
Bank Guarantees For Sales Contracts With Various Hospitals And Health Authorities [Member]
Restricted Cash and Cash Equivalents, Current	$ 1,196	$ 1,320